INVESTMENT SECURITIES	6 Months Ended
Sep. 30, 2025
INVESTMENTS SECURITIES [Abstract]
INVESTMENTS SECURITIES
3.	INVESTMENT SECURITIES
In August 2025, the Company invested $1,000,000 in membership interests of a certain investment fund, which is a limited liability company incorporated in the State of Delaware representing approximately 1% of the outstanding membership interests of the investment fund. The Company determined it does not have significant influence in the investment fund and the investment does not have readily determinable fair value, and is eligible to measure in accordance with NAV practical expedient.
The Company holds 100% of member interest in WIG SPC, an exempted segregated portfolio company. WIG SPC is the host legal entity of multiple segregated portfolios and does not have material assets, liabilities, or equity other than those solely attributable to the individual segregated portfolios. Each segregated portfolio (“SP”) holds specified assets and liabilities that are legally and economically segregated from the other SP and WIG SPC. Because the power to direct the activities that most significantly impact economic performance and the related risks and rewards are isolated at the SP level, the equity interests of the individual SPs do not represent equity investment at risk of WIG SPC as a whole under ASC 810, Consolidation.
The Company determined that it is not the primary beneficiary of any of the segregated portfolios and, accordingly, does not consolidate the segregated portfolios in its consolidated financial statements.
During the six months ended September 30, 2025, WSI launched Z Navigation Option Hedge Fund S.P. (“SP4” or “Z Navigation”), a segregated portfolio within WIG SPC.
In July 2025, WSI subscribed for $1,000,000 Class VI Shares of Z Navigation at the subscription price of $15 per share. Z Navigation is a segregated portfolio fund under WIG SPC and invests in a private equity fund and certain listed equity securities. The fund is readily marketable and the Group is expected to realize it in a short-term period. As of September 30, 2025, the Company’s variable interest in Z Navigation is classified as Investment securities, at NAV – related party, with a carrying amount of $1,000,000. The Company’s maximum exposure to loss is limited to its subscription amount of $1 million, representing its junior tranche capital amongst $2 million total junior tranche capital paid up by junior tranche members. WSI co-manages the fund with another senior tranche investor pursuant to a supplemental fund management agreement during the six months ended September 30, 2025. The Company has no obligation to provide additional financial support, including liquidity facilities, guarantees, or asset purchase commitments. The senior tranche stop-loss protection is borne solely by senior investors.
During the six months ended September 30, 2025 and 2024, the Company recognized the changes in net asset value of investments of $0.74 million and nil, respectively.